Interest in Joint Operation - Additional Information (Detail) oz in Millions, $ in Millions, $ in Millions		12 Months Ended
	Dec. 13, 2016	Dec. 31, 2017 USD ($) oz	Dec. 31, 2017 AUD ($) oz
Disclosure of joint operations [abstract]
Percentage of ownership in joint operation: Gruyere Gold Project	50.00%
Proportion of ownership interest in joint venture with Gold Road Resources		50.00%	50.00%
Acquisition date fair value of total consideration transferred			$ 350.0
Percentage of royalty			1.50%
Share of production after total mine production in ounces | oz		2	2
Cash Consideration paid on effective date			$ 250.0
Cash consideration payable			100.0
Transaction costs incurred		$ 13.3	$ 18.5